MARKETABLE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of marketable securities

			Average rate (2)
	WAM (1)	Currency		09.30.21	12.31.20
Fair value through other comprehensive income
Stocks (3)	-	USD / HKD	-	13,290	42,029
Fair value through profit and loss
Financial treasury bills	3.29	R$	1.90%	318,893	312,515
Investment funds - FIDC BRF	2.46	R$	-	14,966	15,044
Committed	0.50	R$	-	22,810	-
Other	0.02	R$ / ARS	-	1,479	1,643
				358,148	329,202
Amortized cost
Sovereign bond and other (4)	1.57	AOA	4.00%	347,650	287,504
				719,088	658,735
Current				343,182	314,158
Non-current (5)				375,906	344,577

(1)	Weighted average maturity in years.
(2)	Weighted average annual rate.
(3)	It’s comprised of Aleph Farms Ltd. stocks on September 30, 2021 and Cofco Meats stocks on December 31, 2020.
(4)	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$17,943 (R$9,894 on December 31, 2020).
(5)	Maturity until December of 2023.